Commitments and Contingencies (Tables)	9 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of June 30, 2025 and September 30, 2024 are as follows:

	June 30, 2025	September 30, 2024
Purchase commitments	25,815	25,778
Lease payments*	8,574	13,598
Total	34,389	39,376

*Relates to leases not yet commenced to which the Company is committed via signed contracts.